Earnings (Loss) per Ordinary Share	12 Months Ended
Dec. 31, 2020
Earnings (Loss) per Ordinary Share
Earnings (Loss) per Ordinary Share

Note 15. Earnings (Loss) per Ordinary Share

Basic net income (loss) per ordinary share is computed by dividing net income (loss) by the weighted-average number of shares of ordinary shares outstanding during the period. Diluted net income per ordinary shares is computed by dividing net income by the weighted average number of shares of ordinary shares and potentially dilutive outstanding shares of ordinary shares during the period to reflect the potential dilution that could occur from ordinary shares issuable through contingent share arrangements, share options and warrants.

The following potentially dilutive securities have been excluded from the computation of diluted weighted average shares and units outstanding as they would have been anti-dilutive at December 31, 2020 and 2019:

	Year Ended
	December 31,
	2020	2019
Performance and restricted stock units	2,781,356	1,434,233
Options to purchase ordinary shares	2,923,500	3,093,786
Shares to be purchased through employee stock purchase plan	39,321	29,550